Geographic information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
16. Geographic information

NXT conducts all of its survey operations from its head office in Canada, and occasionally maintains administrative offices in foreign locations if and when needed. NXT has no long term assets outside of Canada.

Revenues in 2015 and 2016 were derived almost entirely from a single client in each of the periods.

Revenues were derived by geographic area as follows:

	2017	2016	2015
South and Central America (Bolivia, Belize)	$-	$1,447,269	$17,422,151
North America	-	-	-

	-	17,422,151	3,913,367